Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000238108
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cambiar Aggressive Value ETF
Without Sales Load [Member] | C000238108
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%	13.51%	5.96%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 1000 Value Benchmark Index (USD) (TR)
Average Annual Return, Percent		11.15%	14.28%	9.97%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.